Expense Example, No Redemption {- Fidelity Advisor® Equity Value Fund} - 11.30 Fidelity Advisor Equity Value Fund - AMCIZ PRO-11 - Fidelity Advisor® Equity Value Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Equity Value Fund-Class A
Expense Example, No Redemption:
1 Year	$ 682
3 Years	908
5 Years	1,151
10 Years	1,849
Fidelity Advisor Equity Value Fund-Class M
Expense Example, No Redemption:
1 Year	485
3 Years	769
5 Years	1,074
10 Years	1,939
Fidelity Advisor Equity Value Fund-Class C
Expense Example, No Redemption:
1 Year	194
3 Years	600
5 Years	1,032
10 Years	2,233
Fidelity Advisor Equity Value Fund - Class I
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Fidelity Advisor Equity Value Fund-Class Z
Expense Example, No Redemption:
1 Year	72
3 Years	224
5 Years	390
10 Years	$ 871